Financial Instruments Risk - Schedule of Contractual Cash Flows from Lease Receivables (Details) - CAD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	$ 5,565
Unearned finance income	(331)
Total lease receivable	5,234
Current	978	$ 0
Long-term	4,256	$ 0
Next 12 months
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	1,103
Over 1 year to 2 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	1,315
Over 2 years to 3 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	1,375
Over 3 years to 4 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	1,028
Over 4 years to 5 years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	346
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted lease payments receivable	$ 398